Related Parties and Others - Details of Significant Cash Transactions of Loans and Collection of Loans Occurred in Normal Course of Business with Related Parties (Detail) - WooRee E&L Co Ltd [member]
₩ in Millions
Dec. 31, 2021 KRW (₩)
Disclosure of transactions between related parties [Line Items]
Loans	₩ 878
Collection of loans	₩ 0